Segments and Geographical Information	12 Months Ended
Dec. 31, 2016
Segment Reporting [Abstract]
Segments and Geographical Information

23 Segments and Geographical Information

NXP is organized into two reportable segments, High Performance Mixed Signal (“HPMS”) and Standard Products (“SP”). Corporate and Other represents the remaining portion to reconcile to the Consolidated Financial Statements. Effective with the Merger, the operations of Freescale were primarily incorporated into the HPMS reportable segment.

Our HPMS business segment delivers high performance mixed signal solutions to our customers to satisfy their system and sub-systems needs across eight application areas: automotive, identification, mobile, consumer, computing, wireless infrastructure, lighting and industrial, and software solutions for mobile phones. Our SP business segment offers standard products for use across many application markets, as well as application-specific standard products predominantly used in application areas such as mobile handsets, computing, consumer and automotive. The segments each include revenue from the sale and licensing of intellectual property related to that segment.

Because the Company meets the criteria for aggregation set forth under ASC 280 “Segment Reporting”, and the operating segments have similar economic characteristics, the Company aggregates the results of operations of the Automotive, Secure Identification Solutions, Secure Connected Devices and Secure Interfaces and Infrastructure operating segments into one reportable segment, HPMS, and the Standard Products and General Purpose Logic operating segments into another reportable segment, SP.

Our Chief Executive Officer, who is our CODM, regularly reviews financial information at the reporting segment level in order to make decisions about resources to be allocated to the segments and to assess their performance. Segment results that are reported to the CODM include items directly attributable to a segment as well as those that can be allocated on a reasonable basis. Asset information by segment is not provided to our CODM as the majority of our assets are used jointly or managed at corporate level. Arithmetical allocation of these assets to the various businesses is not deemed to be meaningful and as such total assets per segment has been omitted.

Detailed information by segment for the years 2016, 2015 and 2014 is presented in the following tables.

Revenue	2016	2015	2014
HPMS	8,086	4,720	4,208
SP	1,220	1,241	1,275
Corporate and Other (1)	192	140	164

	9,498	6,101	5,647

Operating income (loss)	2016	2015	2014
HPMS	(302)	1,885	983
SP	268	264	120
Corporate and Other (1)	(116)	(134)	(54)

	(150)	2,015	1,049

(1)	Corporate and Other is not a segment under ASC 280 “Segment Reporting”. Corporate and Other includes revenue related to Manufacturing Operations, unallocated expenses not related to any specific business segment and corporate restructuring charges.

Goodwill assigned to segments	Cost at January 1, 2016	Acquisitions	Transfer to asset held for sale	Translation differences and other changes	Cost at December 31, 2016
HPMS	8,769	14	(6)	(49)	8,728
SP	373	—	(343)	2	32
Corporate and Other (1)	272	—	—	(3)	269

	9,414	14	(349)	(50)	9,029

See note 3 for further information regarding the acquisition of Freescale.

	Accumulated impairment at January 1, 2016	Translation differences and other changes	Accumulated impairment at December 31, 2016
HPMS	(154)	—	(154)
SP	(32)	—	(32)
Corporate and Other (1)	—	—	—
	(186)	—	(186)

(1)	Corporate and Other is not a segment under ASC 280 “Segment Reporting”.

Geographical Information

	Revenue (1)			Property, plant and equipment
	2016	2015	2014	2016	2015	2014
China	3,882	3,135	2,756	251	360	116
Netherlands	285	177	171	183	161	169
United States	906	415	396	922	1,115	5
Singapore	984	526	452	166	186	200
Germany	623	392	450	52	98	80
Japan	550	316	245	1	2	1
South Korea	369	268	287	—	1	1
Malaysia	231	41	47	378	473	79
Other countries	1,668	831	843	399	526	472

	9,498	6,101	5,647	2,352	2,922	1,123

(1)	Revenue attributed to geographic areas is based on the customer’s shipped-to location (except for intellectual property license revenue which is attributable to the Netherlands).